Taxation (Tables)	12 Months Ended
Jul. 31, 2021
Taxation
Disclosure of information about income reconciliation of effective tax rate
Reconciliation of effective tax rate	July 31 2021	July 31 2020	July 31 2019
Income (Loss) for the period	$(79,967)	$2,524,763	$(153,715)
Income tax expense	-	-	-
Income (Loss) excluding income tax	(79,967)	2,524,763	(153,715)

Income tax expense (recovery) using the Company's domestic tax rate	(22,000)	682,000	(42,000)
Effect of tax rates in foreign jurisdictions	1,000	-	-
Non-deductible expenses and other	1,000	10,000	-
Difference in statutory tax rates and deferred tax rate	-	(2,000)	-
Change in unrecognized temporary differences	56,000	(690,000)	42,000
Current tax expenses	$36,000	$-	$-

Disclosure of information about provision for deferred tax assets
Expiry:	Tax losses	Resource pools	Equipment and other
Within one year	$-	$-	$-
One to five years	-	-	4,000
After five years	3,468,000	-	82,000
No expiry date	-	4,391,000	114,000
Total	$3,468,000	$4,391,000	$200,000